Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

B) Issued and Outstanding

	2018		2017
As at December 31,	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,790	11,040	833,290	5,534
Common Shares Issued, Net of Issuance Costs and Tax	-	-	187,500	2,927
Common Shares Issued to ConocoPhillips	-	-	208,000	2,579
Outstanding, End of Year	1,228,790	11,040	1,228,790	11,040

Disclosure Of Paid In Surplus Includes Stock Based Compensation Expense Explanatory

Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (“Encana”) under the plan of arrangement into two independent energy companies, Encana and Cenovus (pre-arrangement earnings). In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 30A.

	Pre-Arrangement Earnings	Stock-Based Compensation	Total
As at December 31, 2016	4,086	264	4,350
Stock-Based Compensation Expense	-	11	11
As at December 31, 2017	4,086	275	4,361
Stock-Based Compensation Expense	-	6	6
As at December 31, 2018	4,086	281	4,367